COMMITMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS
Minimum payments	$ 766,900
Operating lease expenses	56,700	$ 54,900	$ 54,200
Parent
COMMITMENTS
Minimum payments	37,900
Leases | 2019 (Less than one year)
COMMITMENTS
Minimum payments	40,703
Leases | 2020 to 2023
COMMITMENTS
Minimum payments	70,610
Leases | 2024 and thereafter (5 years or more)
COMMITMENTS
Minimum payments	32,661
Other commitments | 2019 (Less than one year)
COMMITMENTS
Minimum payments	118,295
Other commitments | 2020 to 2023
COMMITMENTS
Minimum payments	285,520
Other commitments | 2024 and thereafter (5 years or more)
COMMITMENTS
Minimum payments	$ 219,100